DETAILS OF CURRENT LIABILITIES (Schedule of Trade Payables) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Open accounts | ₪			₪ 24,396	₪ 14,661
Checks payables | ₪			254	1,578
Total Trade payables | ₪			₪ 24,650	₪ 16,239
US Dollars [Member]
Disclosure of offsetting of financial liabilities [line items]
Open accounts | $		$ 7,059
Checks payables | $		74
Total Trade payables | $	[1]	$ 7,133

[1]	Convenience Translation into US Dollars.